INVENTORIES	12 Months Ended
Mar. 31, 2024
Inventories [Abstract]
INVENTORIES	INVENTORIES

	2024	2023
Work in progress	$356.5	$282.4
Raw materials, supplies and manufactured products	217.1	301.0
Total inventories	$573.6	$583.4

During the year ended March 31, 2024, the use of inventory recognized in cost of sales amounted to $485.1 million (2023 ‑ $400.2 million), the impairment of inventories to net realizable value amounted to $2.5 million (2023 – $6.2 million) and inventory recognized in discontinued operations amounted to $55.8 million (2023 – $93.2 million).